UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22394

CHOU AMERICA MUTUAL FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Michael J. McKeen, Principal Financial Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Francine J. Rosenberger, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600

Date of fiscal year end: December 31

Date of reporting period: July 1, 2012 – September 30, 2012

Item 1.  Schedule of Investments.

CHOU OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2012 (Unaudited)

Shares	Security Description	Value

Common Stock - 79.9%
Communications - 31.0%
950,529	Overstock.com, Inc. (a)	$9,847,480
2,880,000	UTStarcom Holdings Corp. (a)	2,966,400
		12,813,880
Consumer Discretionary - 13.3%
2,190	Orchard Supply Hardware Stores Corp. (a)	31,711
236,000	RadioShack Corp.	561,680
88,500	Sears Holdings Corp. (a)	4,910,865
		5,504,256
Consumer Staples - 0.2%
26,742	Alliance One International, Inc. (a)	86,377

Financials - 18.9%
157,480	Asta Funding, Inc.	1,478,737
80,000	Citigroup, Inc.	2,617,600
50,000	Jefferies Group, Inc.	684,500
300,000	MBIA, Inc. (a)	3,039,000
		7,819,837
Information Technology - 1.1%
43,200	Dell, Inc.	425,952

Materials - 15.4%
490,072	Resolute Forest Products (a)	6,370,936

Total Common Stock (Cost $34,785,335)	33,021,238

Shares	Security Description	Rate	Value

Preferred Stock - 0.0%
Consumer Discretionary - 0.0%
2,190	Orchard Supply Hardware Stores Corp., Series A (b) (Cost $4,413)	0.00%	4,271

Principal	Security Description	Rate	Maturity	Value

Corporate Convertible Bonds - 11.9%
Consumer Staples - 11.9%
$8,100,000	MannKind Corp. (Cost $5,636,691)	3.75%	12/15/13	4,900,500

Shares	Security Description	Value

Warrants - 12.3%
659,430	Bank of America Corp. (a)	2,327,788
195,386	JPMorgan Chase & Co. (a)	2,010,522
77,400	Wells Fargo & Co. (a)	765,486

Total Warrants (Cost $4,960,116)	5,103,796

Total Investments - 104.1% (Cost $45,386,555)*	$43,029,805

Other Assets & Liabilities, Net – (4.1)%	(1,704,227)
Net Assets – 100.0%	$41,325,578

(a)	Non-income producing security.
(b)	Zero coupon bond. Interest rate presented is yield to maturity.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:

Gross Unrealized Appreciation	$3,068,339
Gross Unrealized Depreciation	(5,425,089)
Net Unrealized Depreciation	$(2,356,750)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2012.

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$38,129,305
Level 2 - Other Significant Observable Inputs	4,900,500
Level 3 - Significant Unobservable Inputs	-
Total	$43,029,805

The Level 1 inputs displayed in this table are Common Stock, Preferred Stock and Warrants. The Level 2 input displayed is a Corporate Convertible Bond. Refer to the Schedule of Investments for a further breakout of each security by type.

There were no transfers between Level 1 and Level 2 for the period ended September 30, 2012.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

CHOU INCOME FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2012 (Unaudited)

Shares	Security Description	Value

Common Stock - 0.1%
Materials - 0.1%
3,745	Catalyst Paper Corp. (a)	$3,558
49	Resolute Forest Products (a)	637
		4,195

Total Common Stock (Cost $2,524)	4,195

Principal	Security Description	Rate	Maturity	Value

Fixed Income Securities - 81.6%
Corporate Convertible Bonds - 35.1%
Communications - 0.7%
$30,000	Level 3 Communications, Inc.	6.50%	10/01/16	43,275

Consumer Discretionary - 4.2%
275,000	RadioShack Corp. (b)	2.50	08/01/13	254,375

Consumer Staples - 21.1%
2,137,000	MannKind Corp.	3.75	12/15/13	1,292,885

Financials - 6.5%
1,000,000	CompuCredit Holdings Corp.	5.88	11/30/35	400,000

Materials - 2.6%
400,000	USEC, Inc.	3.00	10/01/14	158,750

Total Corporate Convertible Bonds (Cost $2,720,554)	2,149,285

Corporate Non-Convertible Bonds - 10.6%
Communications - 4.1%
41,400	Dex One Corp.	14.00	01/29/17	15,732
200,000	Media General, Inc.	11.75	02/15/17	233,250
				248,982
Energy - 1.3%
400,000	ATP Oil & Gas Corp. (c)	11.88	05/01/15	78,000

Financials - 3.8%
450,000	MBIA Insurance Corp. (b)(d)	14.00	01/15/33	234,000

Materials - 1.4%
64,899	Catalyst Paper Corp. (c)	11.00	10/30/17	52,568
225,000	Sino-Forest Corp. (b)(c)	6.25	10/21/17	31,500
				84,068

Total Corporate Non-Convertible Bonds (Cost $755,018)	645,050

Foreign Government Bonds - 0.8%
9,000	Hellenic Republic Government Bond (e)	2.00	02/24/23	3,224
9,000	Hellenic Republic Government Bond (e)	2.00	02/24/24	2,895
9,000	Hellenic Republic Government Bond (e)	2.00	02/24/25	2,815
9,000	Hellenic Republic Government Bond (e)	2.00	02/24/26	2,703
9,000	Hellenic Republic Government Bond (e)	2.00	02/24/27	2,621
9,600	Hellenic Republic Government Bond (e)	2.00	02/24/28	2,605
9,600	Hellenic Republic Government Bond (e)	2.00	02/24/29	2,571
9,600	Hellenic Republic Government Bond (e)	2.00	02/24/30	2,539
9,600	Hellenic Republic Government Bond (e)	2.00	02/24/31	2,491
9,600	Hellenic Republic Government Bond (e)	2.00	02/24/32	2,442
9,600	Hellenic Republic Government Bond (e)	2.00	02/24/33	2,425
9,600	Hellenic Republic Government Bond (e)	2.00	02/24/34	2,381
9,600	Hellenic Republic Government Bond (e)	2.00	02/24/35	2,348
9,600	Hellenic Republic Government Bond (e)	2.00	02/24/36	2,313
9,600	Hellenic Republic Government Bond (e)	2.00	02/24/37	2,270
9,600	Hellenic Republic Government Bond (e)	2.00	02/24/38	2,268
9,600	Hellenic Republic Government Bond (e)	2.00	02/24/39	2,203
9,600	Hellenic Republic Government Bond (e)	2.00	02/24/40	2,227
9,600	Hellenic Republic Government Bond (e)	2.00	02/24/41	2,194
9,600	Hellenic Republic Government Bond (e)	2.00	02/24/42	2,176
189,000	Hellenic Republic Government Bond (d)	0.00	10/15/42	1,494

Total Foreign Government Bonds (Cost $63,621)	51,205

Municipal Bonds - 7.9%
Tennessee - 7.9%
15,480,000	McMinn County Industrial Development Board Poll (c)(f) (Cost $155,800)	7.63	03/01/16	483,750

Principal	Security Description	Rate	Maturity	Value
Syndicated Loans - 19.0%
$335,645	Dex Media West, LLC (d)	7.25%	10/24/14	$225,002
1,519,653	RH Donnelley, Inc. (d)	9.00	10/24/14	938,393

Total Syndicated Loans (Cost $1,552,670)	1,163,395

U.S. Government & Agency Obligations - 8.2%
U.S. Treasury Securities - 8.2%
500,000	U.S. Treasury Bill (g) (Cost $499,999)	0.00	10/11/12	499,994

Total Fixed Income Securities (Cost $5,747,662)	4,992,679

Total Investments - 81.7% (Cost $5,750,186)*	$4,996,874

Other Assets & Liabilities, Net – 18.3%	1,121,333
Net Assets – 100.0%	$6,118,207

LLC	Limited Liability Company
(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $519,875 or 8.5% of net assets.
(c)	Security is currently in default and is on scheduled interest or principal payment.
(d)	Variable rate security. Rate presented is as of September 30, 2012.
(e)	Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of September 30, 2012.
(f)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $483,750 or 7.9% of net assets.
(g)	Rate presented is yield to maturity.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:

Gross Unrealized Appreciation	$434,960
Gross Unrealized Depreciation	(1,188,272)
Net Unrealized Depreciation	$(753,312)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2012.

Level 1	Level 2	Level 3	Total

Investments At Value
Common Stock	$637	$3,558	$-	$4,195
Corporate Convertible Bonds	-	2,149,285	-	2,149,285
Corporate Non-Convertible Bonds	-	645,050	-	645,050
Foreign Government Bonds	-	51,205	-	51,205
Municipal Bonds	-	-	483,750	483,750
Syndicated Loans	-	1,163,395	-	1,163,395
U.S. Government & Agency Obligations	-	499,994	-	499,994
Total Investments At Value	$637	$4,512,487	$483,750	$4,996,874

There were no transfers between Level 1 and Level 2 for the period ended September 30, 2012.

The following is a reconciliation of Level 3 assets (at either the beginning or ending of the period) for which significant unobservable inputs were used to determine fair value.

Municipal Bonds
Balance as of 12/31/11	$-
Transfers In	483,750
Balance as of 09/30/12	$483,750
Net change in unrealized appreciation from investments held as of 09/30/12	$327,950

The Fund utilizes the end of period methodology when determining transfers in or out of the Level 3 category.

Significant unobservable valuation inputs for Level 3 investments as of September 30, 2012, are as follows:

Investments in Securities	Fair Value at 09/30/12	Valuation Technique(s)	Unobservable Input	Range as of 09/30/12	Weighted Average as of 09/30/12
Municipal Bonds	$483,750	Broker Quote	Bid/Ask Spread	N/A	N/A

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report

 (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CHOU AMERICA MUTUAL FUNDS

By:	/s/ Francis S. M. Chou
Francis S. M. Chou, Principal Executive Officer

Date:	November 1, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Francis S. M. Chou
Francis S. M. Chou, Principal Executive Officer

Date:	November 1, 2012

By:	/s/ Michael J. McKeen
Michael J. McKeen, Principal Financial Officer

Date:	November 1, 2012